FINANCIAL EXPENSES, NET	12 Months Ended
Dec. 31, 2019
Other Income and Expenses [Abstract]
FINANCIAL EXPENSES, NET
NOTE 16:-	FINANCIAL EXPENSES, NET

Financial income (expenses):

	Year ended December 31,
	2019	2018	2017

Interest	$(2,546)	$(2,827)	$(3,143)
Re-measurement of derivatives	188	(562)	616
Foreign currency translation adjustments	(272)	507	(565)
Other	-	-	323

	$(2,630)	$(2,882)	$(2,769)